19. Trade payables (Tables)	12 Months Ended
Dec. 31, 2017
Trade Payables Tables
Trade payables
		12.31.17	12.31.16
Non-current
Customer guarantees		100,469	83,045
Customer contributions		79,979	98,167
Funding contributions - substations		60,452	51,700
Total Non-current		240,900	232,912

Current
Payables for purchase of electricity - CAMMESA		3,047,128	2,956,726
Provision for unbilled electricity purchases - CAMMESA		4,547,990	2,512,800
Suppliers		1,351,575	958,460
Advance to customer		149,069	287,120
Customer contributions		18,764	46,589
Discounts to customers		37,372	37,372
Funding contributions - substations		8,384	21,790
Related parties	36.d	35,021	204
Total Current		9,195,303	6,821,061